Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Capital commitments [abstract]
Disclosure of Operational lease commitments [Text Block]
	As of December 31,
in 000€	2020	2019	2018
Within one year			2,053
Between one and three years	−	−	2,302
Between four and five years	−	−	785
More than five years	−	−	302
Total	−	−	5,442

Disclosure of future minimum lease payments [text block]

	December 31, 2020		December 31, 2019		December 31, 2018
in 000€	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments	Minimum lease payments	Present value of payments
Within one year					2,876	2,829
Between one and three years				−	3,398	3,236
Between four and five years	−	−	−	−	655	604
More than five years	−	−	−	−	149	140
Total	−	−	−	−	7,078	6,809
Less finance charges	−	−	−	−	(269)	−
Present value of minimum lease payments	−	−	−	−	6,809	6,809